INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of major components of tax expense

	Years ended December 31
(In millions of dollars)	2023	2022

Current tax expense:
Current taxes	327	325
Total current tax expense	327	325

Deferred tax expense:
Origination of temporary differences	138	284
Change in tax rate	52	—
Total deferred tax expense	190	284

Total income tax expense	517	609

Disclosure of difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense
Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the actual income tax expense for the year.

	Years ended December 31
(In millions of dollars, except tax rates)	2023	2022

Statutory income tax rate	26.2%	26.5%
Income before income tax expense	1,366	2,289

Computed income tax expense	358	607
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	9	10
Non-deductible (taxable) portion of equity losses (income)	(1)	9
Revaluation of deferred tax balances due to corporate reorganization-driven change in income tax rate	52	—
Non-taxable portion of capital gains	(1)	(5)
Non-taxable income from security investments	(16)	(12)
Non-deductible loss on joint venture's non-controlling interest purchase obligation	111	—
Other	5	—

Total income tax expense	517	609
Effective income tax rate	37.8%	26.6%

Disclosure of temporary difference, unused tax losses and unused tax credits
Below is a summary of the movement of net deferred tax assets and liabilities during 2023 and 2022.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Lease liabilities	Contract and deferred commission cost assets	Other	Total

December 31, 2022	(2,149)	(1,754)	(89)	458	(87)	(31)	(3,652)
(Expense) recovery in net income	(95)	(89)	35	14	(36)	(19)	(190)
Recovery in other comprehensive income	—	—	52	—	—	115	167
Acquisitions	(1,265)	(1,473)	—	82	—	(48)	(2,704)

December 31, 2023	(3,509)	(3,316)	(2)	554	(123)	17	(6,379)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Lease liabilities	Contract and deferred commission cost assets	Other	Total

December 31, 2021	(2,025)	(1,578)	(135)	449	(124)	(26)	(3,439)
(Expense) recovery in net income	(124)	(175)	(1)	9	37	(30)	(284)
Recovery in other comprehensive income	—	—	47	—	—	24	71
Acquisitions	—	(1)	—	—	—	1	—

December 31, 2022	(2,149)	(1,754)	(89)	458	(87)	(31)	(3,652)

Disclosure of unrecognized deferred tax assets
We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2023	2022

Realized capital losses in Canada that can be applied against future capital gains	73	73
Unrealized capital losses on debt and derivative instruments	926	282
Tax losses in foreign jurisdictions [1]	71	73
Deductible temporary differences in foreign jurisdictions	41	13

Total unrecognized temporary differences	1,111	441
[1] $42 million of the tax losses in foreign jurisdictions expire between 2024 and 2037, the remaining $29 million can be carried forward indefinitely.